Business Combinations - Additional Information (Details)							5 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($)	May 28, 2019 USD ($)	Apr. 03, 2019 USD ($)	Jan. 04, 2019 USD ($) shares	Oct. 31, 2017 USD ($) shares	Jun. 12, 2017 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 02, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Deferred tax							$ 5,324,000	$ 5,324,000	$ 1,079,000		$ 745,000
Put and call option liabilities							61,268,000	61,268,000
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired					100.00%
Shares issued as part of consideration paid | shares					45,000
Percentage of consideration paid					100.00%
Ordinary shares issued					$ 2,183,000
Acquisition-related costs									123,000
Cash consideration					0
Total consideration transferred					2,183,000
Cash and cash equivalents					$ 195,000
Style.com
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired						100.00%
Shares issued as part of consideration paid | shares						258,265
Percentage of consideration paid						100.00%
Ordinary shares issued						$ 12,411,000
Acquisition-related costs									$ 557,000
Cash consideration						0
Total consideration transferred						$ 12,411,000
Style.com | Trademarks and Domain Name
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets						10 years
Style.com | Customer List
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets						3 years
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired				100.00%
Ordinary shares issued				$ 28,600,000
Acquisition-related costs								3,987,000
Total consideration including amount transferrable in the future				230,900,000
Cash consideration				150,200,000
Value of ordinary shares issued or issuable				80,700,000
Share consideration that does not satisfy IFRS 3 definition of consideration				$ 52,100,000
Service condition term				4 years
Total consideration transferred				$ 178,800,000
Deferred tax				0			0	0
Stadium Goods | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								1,494,000
Stadium Goods | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								2,493,000
Stadium Goods | In accordance with IFRS 3
Disclosure Of Business Combinations [Line Items]
Ordinary shares issued				28,600,000
Cash consideration				150,200,000
Total consideration transferred				$ 178,800,000
Stadium Goods | Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Number of ordinary shares issued or issuable | shares				4,641,554
Toplife
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		100.00%
Ordinary shares issued		$ 0
Acquisition-related costs								686,000
Cash consideration		48,503,000
Total consideration transferred		48,503,000
Cash and cash equivalents		$ 0
Toplife | Level 1 Access
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets		4 years
Curiosity China
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired			78.00%
Ordinary shares issued			$ 0
Acquisition-related costs								350,000
Cash consideration			9,000,000
Total consideration transferred			$ 9,000,000
Percentage of outstanding shares, that was not initially acquired			22.00%
Put and call option liabilities			$ 4,322,000
Revaluation loss of fair value of call option			1,606,000
Carrying value related to call option over remaining non-controlling interest			$ 5,928,000
New Guards
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired										100.00%
Ordinary shares issued										$ 275,894,000
Acquisition-related costs								4,090,000
Cash consideration										$ 358,910,000
Number of ordinary shares issued or issuable | shares										3,554,855
Value of ordinary shares issued or issuable										$ 345,178,000
Total consideration transferred										$ 704,088,000
Revaluation loss of fair value of shares issued as part of consideration paid	$ 21,500,000
Revenue of acquiree since acquisition date							182,989,000
Profit (loss) of acquiree since acquisition date							$ 23,142,000
New Guards | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								2,004,000
New Guards | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								$ 2,086,000
New Guards | Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Number of ordinary shares issued or issuable | shares										17,710,526